Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Financial assets:
Sundry debtors		$ 35,253,635	$ 40,074,758
Employees and officers		5,633,492	4,965,645
Total financial assets		40,887,127	45,040,403
Non-financial assets:
Taxes to be recovered and prepaid taxes		155,336,028	44,597,094
Special Tax on Production and Services		2,603,657	75,213,134
Other accounts receivable		5,139,993	2,911,791
Total non-financial assets:	$ 9,637,140	$ 163,079,678	$ 122,722,019